PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares
Condensed balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in shares)	1,199,490,000	1,199,790,000
Ordinary shares, shares issued (in shares)	859,932,323	859,932,323
Ordinary shares, shares outstanding (in shares)	859,932,323	859,932,323
Class B Ordinary Shares
Condensed balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in shares)	300,000,000	300,000,000
Ordinary shares, shares issued (in shares)	30,721,723	30,721,723
Ordinary shares, shares outstanding (in shares)	30,721,723	30,721,723
Class C Ordinary Shares
Condensed balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in shares)	60,000	60,000
Ordinary shares, shares issued (in shares)	60,000	60,000
Ordinary shares, shares outstanding (in shares)	60,000	60,000
Parent Company | Class A Ordinary Shares
Condensed balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in shares)	1,199,490,000	1,199,790,000
Ordinary shares, shares issued (in shares)	859,932,323	859,932,323
Ordinary shares, shares outstanding (in shares)	859,932,323	859,932,323
Parent Company | Class B Ordinary Shares
Condensed balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in shares)	300,000,000	300,000,000
Ordinary shares, shares issued (in shares)	30,721,723	30,721,723
Ordinary shares, shares outstanding (in shares)	30,721,723	30,721,723
Parent Company | Class C Ordinary Shares
Condensed balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in shares)	60,000	60,000
Ordinary shares, shares issued (in shares)	60,000	60,000
Ordinary shares, shares outstanding (in shares)	60,000	60,000